Other investments - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other investments
FVPL	$ 37	$ 20	$ 23
FVOCI	1,632	1,530	1,056
Level 1
Other investments
FVPL	37	20	13
FVOCI	1,279	1,217	880
Level 3
Other investments
FVPL			10
FVOCI	$ 353	$ 313	$ 176